Share Capital (Details) - Schedule of options granted outstanding and exercise prices - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of options granted outstanding and exercise prices [Abstract]
Number of options, Outstanding at beginning	1,814,381	1,714,039
Weighted average exercise price, Outstanding at beginning	$ 0.58	$ 0.63
Number of options, Granted	14,678,734	207,500
Weighted average exercise price, Granted	$ 0.07	$ 0.27
Number of options, Options forfeited	(173,329)	(107,158)
Weighted average exercise price, Options forfeited	$ 0.74	$ 0.88
Number of options, Outstanding at ending	16,319,786	1,814,381
Weighted average exercise price, Outstanding at ending	$ 0.12	$ 0.58
Weighted average remaining contractual life (years), Outstanding at ending	5 years 9 months 14 days	6 years 7 months 28 days
Aggregate intrinsic-value, Outstanding at ending	$ 2,581,719	$ 24,538
Number of options, Exercisable	5,913,492	1,209,464
Weighted average exercise price, Exercisable	$ 0.14	$ 0.68
Weighted average remaining contractual life (years), Exercisable	5 years 4 months 24 days	5 years 8 months 19 days
Aggregate intrinsic-value, Exercisable	$ 844,712	$ 24,538